Borrowings - Credit Facilities (Narrative II)	12 Months Ended
Dec. 31, 2023
Borrowings - Credit Facilities
Borrowings - Credit Facilities (Narrative II)

BNP PARIBAS: On April 28, 2021, Navios Partners entered into a credit facility with BNP PARIBAS for a total amount of $40,000 to refinance the existing credit facility dated June 26, 2017, as amended on April 9, 2019 and to finance the acquisition of two 2012 built 2,782 TEU containerships. On May 10, 2021, the full amount of the credit facility was drawn. The facility was scheduled to mature in the second quarter of 2025 and bore interest at LIBOR plus 285 bps per annum. On February 2, 2023, following the sale of one 2007-built Panamax vessel of 75,527 dwt, the amount of $6,363 was prepaid. On April 26, 2023, following the sale of one 2007-built Panamax vessel of 75,511 dwt, the amount of $6,441 was prepaid. On June 16, 2023, the outstanding balance of $16,651 was repaid and refinanced.

On June 12, 2023, Navios Partners entered into a credit facility with BNP Paribas of up to $40,000 in order to refinance the existing indebtedness of nine of its containerships. On June 16, 2023, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $35,834. The facility matures in the second quarter of 2026 and bears interest at Compounded SOFR plus 250 bps per annum.

On June 21, 2023, Navios Partners entered into a credit facility with BNP Paribas, Credit Agricole Corporate and Investment Bank and First-Citizens Bank & Trust Company of up to $107,600 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. On June 26, 2023, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $93,600. The facility matures in the second quarter of 2026 and bears interest at Compounded SOFR plus 250 bps per annum.

NATIONAL BANK OF GREECE S.A: On June 17, 2021, Navios Partners entered into a credit facility with National Bank of Greece for a total amount of up to $43,000, in order to refinance the existing credit facilities of six dry bulk vessels. On June 18, 2021, the full amount was drawn. In August 2021, following the sale of one 2005-built Panamax vessel of 74,759 dwt, the amount of $6,019 was prepaid. In May 2023, following the sale of one 2004-built Panamax vessel of 75,798 dwt and one 2011-built Ultra-Handymax vessel of 56,644 dwt, the amount of $9,517 was prepaid. In June 2023, the outstanding balance of $19,079 was prepaid and refinanced.

On June 20, 2023, Navios Partners entered into a credit facility with National Bank of Greece S.A of up to $77,822 in order to refinance the existing indebtedness of ten of its vessels and for general corporate purposes. In June 2023, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $72,822. The facility matures in the second quarter of 2028 and bears interest at Term SOFR (with option to switch to Compounded SOFR) plus 215 bps per annum.

CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK: On July 4, 2019, Navios Partners entered into a credit facility with Credit Agricole Corporate and Investment Bank (“CACIB”) of up to $52,800 (divided into four tranches) in order to refinance three Capesize vessels and one Panamax vessel, previously included in the Term Loan B collateral package. In August 2019, the three tranches of the credit facility of $36,516, in total were drawn. In October 2019, the fourth tranche of the credit facility of $16,284 was drawn. On August 23, 2021, Navios Partners prepaid $11,404 of the credit facility and released one vessel from the collateral package of the credit facility. The Company entered into a sale and leaseback agreement of $15,000 for the released vessel (see also Financial Liabilities below). The facility was scheduled to mature in the second quarter of 2025 and bore interest at LIBOR plus 275 bps per annum. On June 30, 2023, the outstanding balance of $21,896 was repaid and refinanced.

On March 23, 2021, Navios Partners entered into a credit facility with CACIB of $58,000 in order to refinance the CACIB credit facility dated September 28, 2020 and to partially finance the acquisition of the Navios Centaurus and the Navios Avior. On March 30, 2021, the full amount was drawn. The credit facility was scheduled to mature in the first quarter of 2026 and bore interest at LIBOR plus 300 bps per annum. On June 30, 2023, the outstanding balance of $44,400 was repaid and refinanced.

On June 28, 2023, Navios Partners entered into a credit facility with Credit Agricole Corporate and Investment Bank of up to $62,400 in order to refinance existing indebtedness of seven of its dry bulk vessels. On June 30, 2023, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $56,900. The facility matures in the second quarter of 2026 and bears interest at Term SOFR plus 250 bps per annum.

ABN Amro Bank N.V: On March 28, 2022, Navios Partners entered into a credit facility with ABN Amro Bank N.V. (“ABN”) of up to $55,000 in order to refinance the existing indebtedness of three of its vessels and for general corporate purposes. On March 31, 2022, the full amount was drawn. As of December 31, 2023, the total outstanding balance was $43,100. The facility matures in the first quarter of 2027 and bears interest at Compounded SOFR plus 225 bps per annum.

 Upon completion of the NMCI Merger, Navios Partners assumed the following credit facilities:

BNP Paribas: On June 26, 2019, Navios Containers entered into a facility agreement with BNP Paribas for an amount of up to $54,000 to refinance the existing facilities of seven containerships. On June 27, 2019, Navios Containers drew $48,750 net of loan’s discount of $405. The loan bore interest at a rate of LIBOR plus 300 bps and was scheduled to mature in the second quarter of 2024. In June 2023, the outstanding balance of $22,005 was prepaid and refinanced.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, Navios Partners assumed the following credit facilities:

BNP Paribas S.A.: In August 2021, Navios Acquisition, entered into a loan facility agreement of up to $96,000 with BNP Paribas, in order to partially refinance the existing indebtedness of five tanker vessels. Pursuant to an amendment in December 2021, one container vessel was added as collateral. The facility was scheduled to mature in the third quarter of 2025 and bore interest at LIBOR plus 285 bps per annum. In January 2023, following the sale of one 2009-built MR1 Product Tanker vessel of 37,836 dwt, the amount of $5,685 was prepaid. In February 2023, following the sale of one 2008-built VLCC vessel of 297,395 dwt, the amount of $16,618 was prepaid. In June 2023, the outstanding balance of $42,196 was prepaid and refinanced.

Hamburg Commercial Bank AG: In August 2021, as amended on November 10, 2021 and December 07, 2021, Navios Acquisition entered into a loan agreement with HCOB, Alpha Bank S.A. and National Bank of Greece, of $190,216 in order to partially refinance the existing indebtedness of seven tanker vessels. Pursuant to an amendment in December 2021, two container vessels were added as collaterals. In January 2023, following the sale of one 2011-built Chemical Tanker vessel of 25,145 dwt and one 2010-built Chemical Tanker vessel of 25,130 dwt, the amount of $11,440 was prepaid. As of December 31, 2023, the remaining outstanding balance of the credit facility was $114,875. The facility matures in the second quarter of 2025. Pursuant to the amendment dated July 24, 2023 the facility bears interest at Compounded SOFR plus margin ranging from 290 to 350 bps per annum, based on the loan to value ration as defined in the loan agreement.

Eurobank S.A: In June 2020, Navios Acquisition entered into a loan agreement with Eurobank S.A. of $20,800 in order to refinance two LR1s. The facility was scheduled to mature in the second quarter of 2024 and bore interest at LIBOR plus 300 bps per annum. In April 2023 following the sale of one 2008-built LR1 product tanker vessel of 63,495 dwt, the amount of $6,000 was repaid. In July 2023, following the sale of one 2008-built LR1 product tanker vessel of 63,599 dwt the outstanding balance of $5,600 was prepaid.

Following the acquisition of 36-vessel drybulk fleet from Navios Holdings, Navios Partners assumed the following credit facilities:

Credit Agricole Corporate and Investment Bank: In December 2021, Navios Holdings entered into a loan agreement with Credit Agricole Corporate and Investment Bank and BNP Paribas for an amount of $105,000, for the refinancing of seven of its vessels. On January 5, 2022, the amount under this facility was fully drawn. In October 2022, the amount of $10,260 was repaid following the sale of one 2007-built Ultra-Handymax vessel. The facility was scheduled to mature in the fourth quarter of 2024 and bore interest at LIBOR plus 285 bps per annum. In June 2023, the outstanding balance of $65,340 was prepaid and refinanced.